Property, Plant and Equipment - Summary of Revaluation of Property Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation date	Dec. 31, 2018	Dec. 31, 2017
Revalued amount	$ 1,152,601	$ 927,338
Residual Value according to the cost model	742,885	669,529
Difference	$ 409,716	$ 257,809